Document and Entity Information	Oct. 22, 2026
Details
Registrant CIK	0000706698
Registrant Name	UTAH MEDICAL PRODUCTS, INC.
SEC Form	8-K
Period End date	Oct. 22, 2026
Tax Identification Number (TIN)	87-0342734
Emerging Growth Company	false
Entity Incorporation, State or Country Code	UT
Entity File Number	000-12575
Entity Address, Address Line One	7043 South 300 West
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	801
Local Phone Number	566-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false